Related Party License Agreements (Detail) (USD $)	3 Months Ended		6 Months Ended					6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Original [Member] BSC Neuro Agreement [Member]	Dec. 31, 2011 Original [Member] BSC Neuro Agreement [Member]	Jun. 30, 2012 Amended [Member] BSC Neuro Agreement [Member]	Jun. 30, 2012 BSC Neuro Agreement [Member]	Dec. 31, 2011 BSC Neuro Agreement [Member]	Dec. 31, 2008 BSC Neuro Agreement [Member]	Jun. 30, 2012 BSC Cardiac Agreement [Member]	Dec. 31, 2008 BSC Cardiac Agreement [Member]
Related Party Transaction, Maximum Amount of Milestone-Based Payments					$ 1,600,000	$ 1,600,000	$ 800,000		$ 20,000,000		$ 20,000,000
Related Party Transaction, Potential Incentive Payments								500,000	500,000
Revenue from Related Parties	$ 650,000	$ 650,000	$ 1,300,000	$ 1,300,000				$ 750,000	$ 750,000	$ 13,000,000		$ 13,000,000
Related Party Transaction, Deferred Revenue Recognition Period									5 years		5 years